UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of March 31, 2014 (Unaudited)

	Principal Amount (000)#	Value
Certificates of Deposit — 23.2%
Bank of America NA 0.200%, 04/21/2014	$300	$300,000
0.200%, 05/28/2014	300	300,000
Bank of Montreal 0.235%, 06/18/2014(b)	400	400,000
Bank of Nova Scotia 0.234%, 06/19/2014(b)	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.200%, 04/14/2014	250	250,000
Branch Banking & Trust Co. 0.150%, 06/26/2014	400	400,000
Canadian Imperial Bank of Commerce 0.488%, 11/03/2014(b)	300	300,451
Citibank NA 0.207%, 06/05/2014(b)	300	300,000
Credit Suisse 0.298%, 04/25/2014(b)	500	500,042
Deutsche Bank AG 0.230%, 05/29/2014	250	250,000
JPMorgan Chase Bank NA 0.273%, 07/31/2014(b)	500	500,000
Mizuho Bank Ltd. 0.210%, 04/22/2014	500	500,000
Norinchchukin Bank 0.210%, 04/22/2014	300	300,000
Royal Bank of Canada 0.255%, 10/17/2014(b)	300	300,000
Standard Chartered Bank 0.230%, 06/20/2014(a)	250	250,011
Sumitomo Mitsui Banking Corp. 0.220%, 04/10/2014	500	500,000
Svenska Handelsbanken AB 0.406%, 11/17/2014(b)	300	300,343
Toronto Dominion Bank (The) 0.224%, 07/26/2014(b)	400	400,000
Wells Fargo Bank NA 0.224%, 12/09/2014(b)	350	350,000

		6,900,847

Commercial Paper — 11.9%
ABN AMRO Funding USA LLC, 144A 0.210%, 04/07/2014(a)	300	299,989
Caisse Centrale Desjardins du Quebec, 144A 0.257%, 10/23/2014(b)	300	300,000
DNB Bank ASA, 144A 0.252%, 01/16/2015(b)	300	300,000
International Bank for Reconstruction & Development 0.100%, 04/01/2014(a)	500	500,000
International Finance Corp. 0.080%, 04/25/2014(a)	400	399,979
PNC Bank NA 0.300%, 08/25/2014(a)	400	399,513

Skandinaviska Enskilda Banken AB, 144A 0.175%, 04/16/2014(a)	500	499,963
Standard Chartered Bank, 144A 0.150%, 04/24/2014(a)	350	349,966
State Street Corp. 0.140%, 05/27/2014(a)	500	499,891

		3,549,301

Other Instruments - Corporate Bonds — 10.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN 1.375%, 05/20/2014	300	300,458
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.493%, 09/15/2014(b)	500	500,663
International Bank for Reconstruction & Development., Sr. Unsec’d. Notes, 0.156%, 01/14/2015(b)	250	250,012
New York Life Global Funding., Unsec’d. Notes, 144A 0.503%, 04/04/2014(b)	500	500,011

Principal Life Global Funding II, Sr. Sec’d. Notes, 144A 0.867%, 07/09/2014(b)	712	713,237
Rabobank Nederland, Sr. Unsec’d. Notes, MTN 0.592%, 04/14/2014(b)	125	125,015
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.241%, 04/07/2014(b)	300	300,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.242%, 01/14/2015(b)	300	300,000

		2,989,396

Time Deposit — 2.5%
U.S. Bank NA 0.150%, 04/03/2014	750	750,000

U.S. Government Agency Obligations — 31.7%
Federal Farm Credit Bank 0.135%, 08/15/2014(b)	560	560,044
Federal Home Loan Bank
0.074%, 05/02/2014(a)	600	599,962
0.078%, 06/11/2014(a)	500	499,924
0.080%, 06/06/2014(a)	485	484,929
0.088%, 05/07/2014(a)	400	399,965
0.090%, 05/14/2014(a)	300	299,968
0.092%, 04/04/2014(a)	1,000	999,992
0.095%, 06/12/2014(b)	500	499,990
0.095%, 08/12/2014(b)	500	499,991
0.096%, 11/18/2014(b)	500	499,947
0.099%, 12/08/2014(b)	400	399,993
0.101%, 08/19/2014(b)	500	500,000
0.102%, 04/02/2015(b)	500	499,987
0.102%, 08/20/2014(b)	500	500,000
0.104%, 07/10/2014(b)	350	349,995
0.105%, 12/12/2014(b)	300	299,981
0.106%, 12/18/2014(b)	300	299,978
0.114%, 12/09/2014(b)	300	300,000
0.119%, 08/10/2015(b)	250	249,992
0.120%, 08/13/2014	400	399,984
Federal National Mortgage Association 0.080%, 05/27/2014(a)	300	299,963

		9,444,585

U.S. Treasury Obligations — 5.6%
U.S. Treasury Bills 0.108%, 05/15/2014(a)	500	499,934
0.113%, 04/24/2014(a)	500	499,964
U.S. Treasury Notes 0.250%, 04/30/2014	300	300,046
2.250%, 05/31/2014	350	351,259

		1,651,203

Repurchase Agreements(c) — 16.7%
Barclays Capital, Inc. 0.050%, dated 03/25/2014, due 04/01/2014 in the amount of $811,008 (cost $811,000)	811	811,000
Barclays Capital, Inc. 0.050%, dated 03/27/2014, due 04/03/2014 in the amount of $294,003 (cost $294,000)	294	294,000
Goldman Sachs & Co., 0.060%, dated 03/26/2014, due 04/02/2014 in the amount of $329,004 (cost $329,000)	329	329,000
HSBC Securities (USA) Inc., 0.040%, dated 03/28/2014, due 04/04/2014 in the amount of $974,008 (cost $974,000)	974	974,000

HSBC Securities (USA) Inc., 0.070%, dated 03/31/2014, due 04/01/2014 in the amount of $2,562,005 (cost $2,562,000)	2,562	2,562,000

		4,970,000

TOTAL INVESTMENTS — 101.7% (amortized cost $30,255,332)		$30,255,332
Liabilities in excess of other assets — (1.7)%		(498,619)

NET ASSETS — 100%		$29,756,713

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(c)	Repurchase agreements are collaterized by FHLMC (coupon rate 0.00%, maturity date 01/15/2020), FNMA (coupon rate 0.00%, maturity date 02/01/2019 ), GNMA (coupon rates 4.00%-7.50%, maturity dates 10/15/2014 -09/15/2025) U.S. Treasury Securities (coupon rates 0.00%-4.25%, maturity dates 08/15/2014-02/05/2015) with the aggregate value, including accrued interest, of $5,074,456.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	6,900,847	$—
Commerical Paper	—	3,549,301	—
Other Instruments - Corporate Bonds	—	2,989,396	—
Time Deposit	—	750,000	—
U.S. Government Agency Obligations	—	9,444,585	—
U.S. Treasury Obligations	—	1,651,203	—
Repurchase Agreements	—	4,970,000	—

Total	$—	$30,255,332	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

The Account values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature